PUT OPTION LIABILITIES - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) item $ / shares
LGIL Put Option
PUT OPTION LIABILITIES
Issuance of put options	$ 9,376
Changes in fair values of put options	11,884	$ 2,508
Meritz Put Option
PUT OPTION LIABILITIES
Issuance of put options	299,593
Changes in fair values of put options	$ 130,082
Listing price per share | $ / shares	$ 14
Put option agreements with Geely HK and Etika
PUT OPTION LIABILITIES
Consideration			$ 0
Number of vehicles to be sold, pre-agreed condition | item			5,000
Listing price per share | $ / shares			$ 10